Note 8 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2019	2018
Land and land improvements	$292	$298
Buildings	1,695	1,456
Leasehold improvements	441	439
Furniture, fixtures and equipment	1,444	1,311
	3,872	3,504
Accumulated depreciation	(1,646)	(1,446)
Premises and equipment, net	$2,226	$2,058